Commitments and contingencies (Schedule of Future Minimum Payments Under Non-cancellable Operating Leases) (Details) ¥ in Thousands	Dec. 31, 2015 CNY (¥)
Future minimum payments under non-cancellable operating leases
2016	¥ 40,495
2017	32,247
2018	19,567
2019 and after	1,209
Total	¥ 93,518